Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Incentive Plans

14. STOCK-BASED INCENTIVE PLANS

The purpose of the Company’s stock-based incentive plans is to attract and retain personnel for positions of substantial responsibility and to establish an effective link between incentive compensation and performance for officers and employees with the Company’s stockholders by rewarding actions that result in building long-term shareholder value.

In June 2014, the Board of Directors of the Company adopted a Performance Equity Plan (the “2014 Performance Plan”). The 2014 Performance Plan authorizes the issuance of 1,000,000 shares of common stock pursuant to awards that may be granted in the form of Options at an exercise price which shall not be less than 100% of the fair market value of the Company’s common stock on the date of grant. As of December 31, 2014, no shares have been issued under the 2014 Performance Plan.

In September 2010, the Board of Directors of the Company adopted a Stock-Based Incentive Plan (the “2010 Plan”). The 2010 Plan authorizes the issuance of 980,000 shares of common stock pursuant to awards that may be granted in the form of Options to purchase common stock and Stock Awards of common stock. The maximum number of Stock Awards may not exceed 280,000 shares. At December 31, 2014, the amount of common stock available under the 2010 Plan was 529,480 shares, of which 1,256 shares are available for issuance as stock awards. Under the 2010 Plan, Options expire ten years after the date of grant, unless terminated earlier under the Option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the Options granted will vest. At December 31, 2014, there were 255,220 Options and 423,992 Stock Awards granted and 83,444 Options and 145,248 Stock Awards forfeited under the 2010 Plan. There are 170,416 Options and 248,654 Stock Awards outstanding under the 2010 Plan at December 31, 2014.

In September 2010, the Board of Directors of the Company adopted a Performance Equity Plan (the “2010 Performance Plan”). The 2010 Performance Plan authorizes the issuance of 540,000 shares of common stock pursuant to awards that may be granted in the form of Options at an exercise price which is 110% of the fair market value of the Company’s common stock on the date of grant. Under the 2010 Performance Plan, the performance incentives required that the Company’s return on assets target metrics be achieved by December 31, 2013 in order for such equity awards to be earned or such awards were to be forfeited. As of December 31, 2013, target metrics had not been achieved, which resulted in the forfeiture of all outstanding stock option awards made pursuant to the 2010 Performance Plan. Shares underlying such options were returned to plan reserves under the terms of 2010 Performance Plan. The 2010 Performance Plan was terminated in May 2014.

The 2004 Stock Plan, as amended in 2009, (the “2004 Plan”), authorized the issuance of 500,085 shares of common stock pursuant to awards that could have been granted in the form of Options to purchase common stock and Stock Awards of common stock. As the 2004 Stock Plan, as amended expired in 2014, no shares of common stock are available for future grants under the this Plan. Options previously issued under the 2004 Stock Plan expire 10 years after the date of grant, unless terminated earlier under the Option terms. For both Options and Stock Awards, a Committee of non-employee directors had the authority to determine the conditions upon which the Options granted would vest. There were no Stock Awards or Options issued from the 2004 Plan for the years ended December 31, 2014, 2013 and 2012. There are 148,485 Options and no Stock Awards outstanding under the 2004 Plan at December 31, 2014.

There are no equity compensation plans providing for the issuance of shares of the Company which were not approved by the shareholders.

Options outstanding under the 2004 and 2010 Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING

	Incentive	Nonqualified	Total
Options granted and outstanding:
December 31, 2014 at prices ranging from $14.25 to $87.45 per share	111,605	207,296	318,901
December 31, 2013 at prices ranging from $14.25 to $87.45 per share	112,546	186,561	299,107
December 31, 2012 at prices ranging from $14.25 to $87.45 per share	160,630	190,012	350,642

Activity in the stock option plans for the years ended December 31, 2014, 2013 and 2012, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY (1)

Years Ended December 31,	2014		2013		2012
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding, beginning of year	299,107	$36.80	350,642	$36.75	565,615	$39.70
Granted	144,296	19.33	19,222	17.95	46,529	14.60
Exercised	(802)	14.98	(559)	14.25	—	—
Forfeited	(24,324)	17.12	(30,758)	17.40	(19,423)	18.95
Expired	(98,579)	43.63	(39,440)	43.05	(242,079)	40.80

Options outstanding, end of year	318,901	$28.34	299,107	$36.75	350,642	$36.75

Options exercisable, end of year	161,984	$37.14	249,853	$40.50	235,755	$43.05

Options vested or expected to vest (2)	287,202	$29.34	249,176	$37.40	306,225	$37.30

(1)	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.
(2)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

The weighted average grant date fair value per share of Options granted during the years ended December 31, 2014, 2013 and 2012 were $8.70, $9.25 and $7.60, respectively. The aggregate intrinsic value of Options outstanding at December 31, 2014, 2013 and 2012 was $188 thousand, $70, and $132 thousand, respectively.

During 2014 and 2013, 802 and 559 shares were exercised for total proceeds of $16 thousand and $8 thousand, respectively. No Options were exercised during 2012. The aggregate intrinsic value of Options exercisable at December 31, 2014, 2013 and 2012 was $46 thousand, $19, and $0, respectively.

A summary of the Company’s nonvested Options at December 31, 2014, 2013 and 2012, respectively, are presented in the following table:

SUMMARY OF NONVESTED OPTION ACTIVITY (1)

Years Ended December 31,	2014		2013		2012
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Options outstanding, beginning of year	49,254	$17.75	116,948	$24.15	158,105	$29.50
Granted	144,296	8.70	19,222	17.95	46,529	14.60
Vested	(12,309)	8.44	(56,158)	31.30	(68,263)	31.50
Forfeited	(24,324)	7.91	(30,758)	17.40	(19,423)	18.95

Nonvested Options outstanding, end of year	156,917	$11.68	49,254	$17.75	116,948	$24.15

(1)	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.

At December 31, 2014, there was $837 thousand of total unrecognized compensation cost related to Options granted under the stock option plans. That cost is expected to be recognized over a weighted average period of 2.1 years.

A summary of the Company’s nonvested Stock Awards at December 31, 2014, 2013 and 2012, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY (1)

Years Ended December 31,	2014		2013		2012
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested Stock Awards outstanding, beginning of year	86,366	$15.65	127,807	$16.50	35,197	$30..35
Issued	218,824	14.14	87,534	17.70	117,627	14.40
Vested	(21,930)	17.05	(19,980)	23.65	(21,202)	27.85
Forfeited	(34,606)	15.41	(108,995)	16.85	(3,815)	16.05

Nonvested Stock Awards outstanding, end of year	248,654	$14.22	86,366	$15.65	127,807	$16.50

(1)	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.

During 2014, 2013 and 2012, the Company issued 218,824, 87,534, and 117,627 shares of Stock Awards, respectively, that were valued at $3.1 million, $1.6 million and $1.8 million, respectively, at the time these Stock Awards were granted. The value of these shares is based upon the closing price of the Company’s common stock on the date of grant. At December 31, 2014, there was $3.0 million of total unrecognized compensation cost related to these Stock Awards that is expected to be recognized over a weighted average period of 3.3 years. The total compensation expense recognized on Stock Awards which vested during 2014, 2013 and 2012 was $359 thousand, $263 thousand and $469 thousand, respectively.